Staff Costs	12 Months Ended
Dec. 31, 2024
Staff Costs [Abstract]
STAFF COSTS
7.	STAFF COSTS

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Salaries, bonuses and staff welfare	14,007	18,493	15,490
Pension scheme contributions (defined contribution schemes)	1,464	1,590	1,014
	15,471	20,083	16,504